FORM D

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02000659

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

JUL 1 0 2002

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

1096036

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Promissory Notes; Preferred Stock issuable upon conversion of certain of the Notes; Warrants; Preferred Stock and Common Stock issuable upon exercise of the Warrants; Common Stock issuable upon conversion of the Preferred Stock

File Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

LuckySurf.com, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
395 Oyster Point Blvd., Suite 110, South San Francisco, California, 94080	**(650) 616-8226**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) **same**	Telephone Number (Including Area Code) **same**

Brief Description of Business

Online lottery

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month **0 3** Year **9 9** ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **D E**

PROCESSED
JUL 1 9 2002
THOMSON FINANCIAL

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Achach, Pierre

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o LuckySurf.com, Inc., 395 Oyster Point Blvd., Suite 110, South San Francisco, CA 94080

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Laury, Daniel

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o LuckySurf.com, Inc., 395 Oyster Point Blvd., Suite 110, South San Francisco, CA 94080

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dautun, Anne

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o LuckySurf.com, Inc., 395 Oyster Point Blvd., Suite 110, South San Francisco, CA 94080

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Mooney, Barney

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o LuckySurf.com, Inc., 395 Oyster Point Blvd., Suite 110, South San Francisco, CA 94080

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Courtot, Philippe

Business or Residence Address (Number and Street, City, State, Zip Code)
757 Tennyson Ave., Palo Alto, CA 94303

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kalow, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Trans Cosmos USA, Inc., 777 108th Ave. NE Suite 1500, Bellevue, WA 98004

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ N/A	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for the broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt – **Promissory Note**	$ 1,000,000	$ 1,000,000
Equity – **Series A-1 Preferred Stock, Preferred Stock issuable upon exercise of Notes, Preferred Stock and Common Stock issuable upon exercise of the Warrants, and Common Stock issuable upon conversion of all Preferred Stock**	$ 2,344,010*	$ 2,090,163*
☒ Common ☒ Preferred		
Convertible Securities – **Notes Convertible into Preferred Stock, Warrants Exercisable for Preferred Stock and Common Stock**	$ 2,001,000	$ 524,386
Partnership Interests	$	$
Other (Specify ____)	$	$
Total	$ 5,345,010	$ 3,614,549

Answer also in Appendix, Column 3, if filing under ULOE.

*** Assumes full exercise of warrants for Common Stock with payment in cash**

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	18	$ 3,614,549*
Non-accredited Investors		$
Total (for filings under Rule 504 only)	N/A	$ N/A

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 100,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finder's fees separately)	☐	$
Other Expenses (identify ____)	☐	$
Total	☒	$ 100,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 3,514,549

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐	☐
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $ 1,990,363
Other (specify): **Payment for repurchase of Preferred Stock in redemption**	☒ $ 1,500,000	☒ $ 24,186
Column Totals	☒ $ 1,500,000	☒ $ 2,014,549
Total Payments Listed (column totals added)	☒ $ 3,514,549	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
LuckySurf.com, Inc.	[signature]	**April 30, 2002**
Name or Signer (Print or Type)	Title of Signer (Print or Type)	
Daniel Laury	**Chief Executive Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

FENWICK & WEST LLP
A LIMITED LIABILITY PARTNERSHIP
TWO PALO ALTO SQUARE | PALO ALTO, CA 94306
TEL 650.494.0600 | FAX 650.494.1417 | www.fenwick.com

July 3, 2002

VIA CERTIFIED MAIL – 7001 0320 0002 0086 3534

SEC MAIL PROCESSING SECTION
RECEIVED
JUL 1 0 2002
WASH, D.C. 154

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

Re: LuckySurf.com, Inc. (the "***Corporation***")

Ladies and Gentlemen:

Enclosed for filing are five (5) copies, one (1) of which has been manually signed, of a Form D in connection with a transaction by the Corporation.

Please file stamp the enclosed copy of the first page of the Form D and return it to me in the enclosed self-addressed stamped envelope.

If you have any questions regarding the foregoing, you may contact me at the above address and telephone number.

Very truly yours,

Julie Yang
Sr. Corporate Paralegal

Enclosures

cc: T. J. Hall, Esq. (w/o encl.)

23050/00600/DOCS/1280204.1